Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,414,980	$ 1,380,682
Accumulated Amortization	(1,209,818)	(1,115,433)
Total	205,162	265,249
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	775,479	773,380
Accumulated Amortization	(690,961)	(628,932)
Total	84,518	144,448
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	594,555	563,656
Accumulated Amortization	(483,313)	(453,137)
Total	111,242	110,519
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	44,946	43,646
Accumulated Amortization	(35,544)	(33,364)
Total	$ 9,402	$ 10,282